Condensed Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Parent Company Only Financial Statements
(18)	Condensed Parent Company Only Financial Statements:

The following condensed balance sheets as of December 31, 2017 and December 31, 2016 and condensed statements of income and cash flows for the years ended December 31, 2017, December 31, 2016 and December 31, 2015, of the parent company only should be read in conjunction with the consolidated financial statements and the notes thereto.

Condensed Balance Sheets:
	2017	2016
Assets:
Cash	$862	1,084
Investment in subsidiary	96,826	95,242
Prepaid expenses and other assets	1,109	804

Total assets	98,797	97,130

Liabilities and equity
Liabilities
Dividend payable - common	353	288
Interest payable	112	101
Other liabilities	610	3
Subordinated debentures	10,310	10,310

Total liabilities	11,385	10,702

Equity:
Preferred stock	—	—
Common stock	80	80
Additional paid-capital	58,825	58,660
Retained earnings	51,162	49,035
Treasury stock - common stock	(16,655)	(15,347)
Unearned ESOP shares	(5,901)	(6,548)
Accumulated other comprehensive income	(99)	548

Total equity	87,412	86,428

Total liabilities and equity	$98,797	97,130

Condensed Statements of Income:

	2017	2016	2015
Interest and dividend income:
Dividend income from subsidiary Bank	$2,500	2,000	12,100

Total interest and dividend income	2,500	2,000	12,100

Interest expense	436	388	740
Non-interest expenses	1,538	391	541

Total expenses	1,974	779	1,281

Income before income taxes and equity in undistributed earnings of subsidiary	526	1,221	10,819
Income tax benefits	(545)	(319)	(529)

Income before equity in undistributed earnings of subsidiary	1,071	1,540	11,348
Equity in (distribution in excess of) earnings of subsidiary	2,230	1,364	(8,944)

Income available to common shareholders	$3,301	2,904	2,404

Condensed Statements of Cash Flows:

	2017	2016	2015
Cash flows from operating activities
Net income	$3,301	2,904	2,404
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of subsidiary	(2,230)	(1,364)	8,943
Amortization of restricted stock	106	135	190
Increase (decrease) in:
Current income taxes payable	330	(49)	11
Accrued expenses	106	(392)	(149)

Net cash provided by operating activities	1,613	1,234	11,399

Cash flows from financing activities:
Purchase of treasury stock	(1,308)	(1,876)	(11,926)
Proceeds on ESOP loan	647	632	704
Dividends paid on common stock	(1,174)	(993)	(1,022)

Net cash used in financing activities	(1,835)	(2,237)	(12,244)
Net decrease in cash	(222)	(1,003)	(845)
Cash and due from banks at beginning of year	1,084	2,087	2,932

Cash and due from banks at end of year	$862	1,084	2,087